NATIONAL DATACOMPUTER, INC.
900 Middlesex Turnpike, Bldg. #5, Billerica, MA 01821

January 26, 2007

VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549
Attn: Filing Desk

Re:	National Datacomputer, Inc. (the “Company”) Preliminary Proxy Statement for 2007 Special Meeting of Stockholders

Ladies and Gentlemen:

Enclosed for filing is the Company’s preliminary proxy statement, including the form of proxy, for its Special Meeting to be held on March 2, 2007. This filing is being effected by direct transmission to the Commission’s EDGAR System. The Company intends to mail the proxy statement and related materials to its stockholders on or about February 5, 2007.

The Commission is supplementally informed that if the Company’s 2007 Employee, Director and Consultant Stock Plan is adopted by our stockholders at the Special Meeting (proposal four), the Company intends to file a Registration Statement on Form S-8 as soon as practicable thereafter to register under the Securities Act of 1933, as amended, the 2,000,000 shares issuable under such plan.

Please call the undersigned at (978) 336-7677 or the Company’s counsel, Neil H. Aronson of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C., One Financial Center, Boston, Massachusetts 02111, telephone (617) 542-6000, if you have any questions.

Sincerely yours,

/s/ Bruna Bucacci
Bruna A. Bucacci
Chief Accounting Officer

cc:   Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Neil H. Aronson
Agnes Lee Sym